Long-Term Debt and Other Financial Liabilities, Village Seven Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2023 USD ($)	Apr. 24, 2023 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 261,451	$ 213,711
Village Seven Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount			$ 19,000
Term of charter contract	4 years 5 months
Term of variable rate	3 months
Margin on variable rate	3.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	ship:TermSecuredOvernightFinancingRateSofrMember
Purchase price of vessel	$ 7,811
Number of payment installments | Installment	53
Installment payment	$ 211
Balance outstanding	$ 14,551